Deferred Revenue	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
DEFERRED REVENUE	DEFERRED REVENUE

	Note	December 31, 2024	December 31, 2023
Stream Arrangement	14(a)	$136,343	$—
Gold Prepay Transactions	14(b)	174,042	159,072
Gold purchase and sale arrangement	14(c)	72,667	75,061
Total deferred revenue		$383,052	$234,133

Classified and presented as:
Current(1)		$116,334	$39,598
Non-current		266,718	194,535
		$383,052	$234,133
(1)    The current portion of deferred revenue is based on the amounts of gold expected to be delivered within twelve months of the reporting date.
The following table summarizes the changes in the carrying amount of deferred revenue during the years ended December 31, 2024 and 2023:

	Note	Stream Arrangement (note 14(a))	Gold Prepay Transactions (note 14(b))	Gold purchase and sale arrangement (note 14(c))	Total
Balance – December 31, 2022		$—	$—	$—	$—
Prepayments received	14(b),(c)	—	150,000	75,000	225,000
Gold delivered	14(c)	—	—	(1,891)	(1,891)
Accretion expense		—	9,072	1,952	11,024
Balance – December 31, 2023		—	159,072	75,061	234,133
Assumed on Greenstone Acquisition	5	137,045	—	—	137,045
Gold delivered	14(a),(c)	(3,000)	—	(11,342)	(14,342)
Accretion expense		2,298	14,970	8,948	26,216
Balance – December 31, 2024		$136,343	$174,042	$72,667	$383,052
14.    DEFERRED REVENUE (CONTINUED)
(a)Stream Arrangement
As part of the Greenstone Acquisition on May 13, 2024 (note 5), the Company assumed the obligation under the Stream Arrangement. Under the Stream Arrangement, the Company is required to deliver an amount of refined gold equal to 2.375% of the gold produced from Greenstone until the Company has delivered a cumulative total of 120,333 ounces, and 1.583% of the gold production from Greenstone thereafter. In exchange for the gold deliveries, the Company will receive consideration equal to 20% of the spot gold price at the time of delivery.
The Stream Arrangement is accounted for as a contract with a customer. The amount recognized on initial recognition represents the fair value of the Stream Arrangement on the initial recognition date. The carrying amount of deferred revenue will be increased to the estimated transaction price using an EIR of 5.0%.
During the year ended December 31, 2024, the Company delivered 1,968 gold ounces (2023 – nil) under the Stream Arrangement. The Company received an average cash consideration of $507 per ounce (2023 – nil), representing 20% of the spot gold price at the time of delivery. Total revenue recognized during the year ended December 31, 2024, which consists of the cash consideration received on delivery of the gold ounces and the portion of the deferred revenue obligation satisfied, amounted to $4.0 million (2023 – nil).
(b)Gold Prepay Transactions
On March 24, 2023, the Company entered into gold prepay transactions with a syndicate of its existing lenders, whereby the Company received net proceeds of $139.5 million, representing upfront cash prepayments of $140.1 million less transaction costs incurred of $0.6 million, in exchange for delivering to the lenders 3,605 ounces of gold per month from October 2024 through July 2026 (the “Original Delivery Period”) for a total of 79,310 ounces. On June 23, 2023, the Company entered into an additional gold prepay transaction with an existing lender whereby the Company received an upfront cash prepayment of $9.9 million in exchange for delivering to the lender 264 ounces of gold per month during the Original Delivery Period for a total of 5,797 ounces. Gold deliveries can be settled by production from any of the Company’s operating mines. The Gold Prepay Transactions are accounted for as contracts with customers.
Of the total cash prepayments of $150.0 million, $90.1 million was made on a fixed price basis of $2,170 per ounce of gold. The remaining $59.9 million of cash prepayments was made on a spot price basis, whereby if the spot price on delivery of the gold ounces exceeds or is less than $2,170 per ounce with respect to 28,386 gold ounces and $2,109 per ounce with respect to 5,797 gold ounces (the “Fixed Amount”), the Company will receive or pay in cash the difference between the spot price and the Fixed Amount, respectively, with a corresponding adjustment to revenue when the gold is delivered.
On October 29, 2024, the Company entered into amending agreements with the counterparties to defer the first five monthly deliveries originally scheduled for October 2024 through February 2025. The total of 19,343 deferred ounces will be delivered over the period from May 2026 to September 2026 (the “Deferral Period”). As consideration for the deferral, the Company will deliver an additional 1,582 gold ounces over the Deferral Period. In addition, for the contracts that were made on a spot price basis, the Company will receive or pay in cash the difference between the spot price and the Fixed Amount of $2,352 per ounce with respect to 7,062 total deferred and additional ounces and $2,288 per ounce with respect to 1,443 total deferred and additional ounces.
Prior to the contracts’ amendment date, the carrying amount of the deferred revenue was increased to the total estimated transaction price using the original weighted average EIR of 8.0%. The contract modifications were accounted for as if they were terminations of the existing contracts and the creation of new contracts with no gain or loss on modification. Effective from the contracts’ amendment date, the carrying amount of deferred revenue will be increased to the total estimated transaction price for the remaining gold deliveries under the amended Gold Prepay Transactions using the amended weighted average EIR of 9.2%. The deferred revenue will be recognized as revenue over the amended Delivery Period from March 2025 to September 2026 at a weighted average transaction price of $2,215 per ounce delivered. At December 31, 2024, the Company had not delivered any ounces under the Gold Prepay Transactions.
14.    DEFERRED REVENUE (CONTINUED)
(c)Gold purchase and sale arrangement
On October 31, 2023, the Company closed a gold purchase and sale arrangement with Versamet and Regal Partners Royalties A PTY Limited (“Regal” and together with Versamet, the “Purchasers”) (the “Versamet Arrangement”). Under the Versamet Arrangement, the Company is required to deliver to the Purchasers a monthly amount of gold equal to the greater of a) 500 gold ounces and b) 1.8% of the gold produced by Greenstone each month on a 100% basis. Gold deliveries commenced in November 2023 and will continue until a total of 90,000 ounces (the “Delivery Obligation”) has been delivered (the “Term”). Gold deliveries can be settled by production from any of the Company’s operating mines.
In exchange for the monthly gold deliveries, the Company received an upfront payment of $75.0 million on October 31, 2023. In addition, the Purchasers will pay consideration for each gold ounce delivered to the Purchasers equal to 20% of the spot gold price (the “Purchase Price”) at the time of delivery. The Company has an option to early settle up to 75% of the Delivery Obligation at any time and from time to time during the Term by delivering the number of gold ounces being early settled. The Company will receive the Purchase Price for all early settlement ounces delivered. If the spot gold price at the time of each early settlement is less than $2,000 per ounce, the Company will be required to deliver additional gold ounces to the Purchasers, calculated using a contractual formula, for no additional consideration.
The Versamet Arrangement is accounted for as a contract with a customer. The carrying amount of deferred revenue will be increased to the estimated transaction price using an EIR of 15.6%. During the year ended December 31, 2024, the Company delivered 6,000 gold ounces (2023 – 1,000) under the Versamet Arrangement. The Company received an average cash consideration of $476 per ounce (2023 – $399), representing 20% of the spot gold price at the time of delivery. Total revenue recognized during the year ended December 31, 2024, which consists of the cash consideration received on delivery and the portion of the deferred revenue obligation satisfied, amounted to $14.2 million (2023 – $2.3 million).
REVENUE
Revenue from contracts with customers during the years ended December 31, 2024 and 2023 disaggregated by metal were as follows:

	2024	2023
Gold	$1,511,201	$1,086,139
Silver	2,919	2,052
Total revenue	$1,514,120	$1,088,191
In addition to the Stream Arrangement, Gold Prepay Transactions and Versamet Arrangement (note 14), the Company assumed a silver streaming arrangement as part of a prior period acquisition under which the Company must sell a minimum of 5.0 million payable silver ounces produced from Los Filos from August 5, 2010 to the earlier of the termination of the arrangement and October 15, 2029 at the lesser of $3.90 per ounce and the prevailing market price, subject to an inflationary adjustment. The contract price is revised each year on the anniversary date of the contract and was $4.74 per ounce at December 31, 2024. At December 31, 2024, a total of 2.4 million ounces had been delivered under the silver streaming arrangement. Under the terms of the contract, the Company is not obligated to deliver substitute silver if the required ounces are not produced but shall pay to the counterparty a settlement amount equal to $0.50 per shortfall ounce.